MARKETABLE SECURITIES (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other comprehensive loss from available-for-sale securities as of January 1	$ (440)	$ (998)
Other than temporary impairment on marketable securities	700	714	292
Reclassification of earnings of realized gain from available-for-sale securities	(31)	(20)
Unrealized loss from available-for-sale securities	(56)	(136)
Other comprehensive loss from available-for-sale securities as of December 31	$ 173	$ (440)	$ (998)